Borrowings - Schedule of Principal Repayments (Details)	Sep. 30, 2024 USD ($)
Schedule of Principal Repayments [Abstract]
2024	$ 14,575,272
2025	20,466
2026	63,539
2027	66,789
2028	239,081
there after
Long-Term Debt, Total	$ 14,965,147